Schedule of investments
Delaware Ivy VIP Mid Cap Growth
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.73%
Basic Materials — 0.58%
RPM International	41,955	$ 3,416,815
		3,416,815
Communication Services — 3.30%
Electronic Arts	63,164	7,990,878
Pinterest Class A †	361,243	8,890,190
ZoomInfo Technologies Class A †	44,633	2,666,375
		19,547,443
Consumer Cyclical — 4.78%
National Vision Holdings *, †	170,854	7,444,109
Pool	15,785	6,674,687
Scotts Miracle-Gro *	54,374	6,685,827
Vail Resorts	29,002	7,548,351
		28,352,974
Consumer Discretionary — 12.04%
BorgWarner	263,391	10,245,910
Chipotle Mexican Grill †	11,063	17,501,998
Floor & Decor Holdings Class A †	51,870	4,201,470
Levi Strauss & Co. Class A	342,774	6,773,214
Lululemon Athletica †	22,054	8,054,782
On Holding Class A *, †	186,569	4,709,002
Shutterstock	69,919	6,508,061
Ulta Beauty †	33,497	13,339,175
		71,333,612
Consumer Non-Cyclical — 0.33%
Brown-Forman Class B	29,629	1,985,736
		1,985,736
Consumer Staples — 1.34%
Hershey	36,739	7,958,770
		7,958,770
Financials — 6.93%
First Republic Bank	63,962	10,368,240
Kinsale Capital Group	12,941	2,950,807
MarketAxess Holdings	45,346	15,426,709
Pinnacle Financial Partners	66,412	6,115,217
SVB Financial Group †	11,068	6,191,993
		41,052,966
Healthcare — 18.45%
ABIOMED †	30,543	10,117,063
Bio-Techne	21,440	9,284,378
Dexcom †	44,243	22,634,719
Edwards Lifesciences †	80,456	9,471,280
Envista Holdings †	219,177	10,676,112
Genmab ADR †	238,021	8,611,600
Horizon Therapeutics †	112,264	11,811,295
Intuitive Surgical †	29,918	9,025,662
Repligen †	40,980	7,707,928
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Seagen †	69,383	$ 9,994,621
		109,334,658
Industrials — 14.56%
A O Smith	137,718	8,798,803
CAE †	24,308	633,953
Clarivate †	358,595	6,010,052
CoStar Group †	286,201	19,063,849
Fastenal	150,461	8,937,383
HEICO Class A	87,003	11,034,590
IDEX	43,076	8,258,961
Middleby †	56,633	9,284,414
Novanta †	37,616	5,352,381
Trex †	136,300	8,904,479
		86,278,865
Information Technology — 31.24%
Agilent Technologies	51,836	6,859,458
Arista Networks †	128,418	17,847,534
Azenta	81,542	6,758,201
Crowdstrike Holdings Class A †	52,601	11,944,635
Datto Holding *, †	96,512	2,578,801
DocuSign †	103,455	11,082,100
Five9 †	79,901	8,821,070
Genpact	84,156	3,661,627
II-VI *, †	195,879	14,199,269
Marvell Technology	213,140	15,284,269
Microchip Technology	166,970	12,546,126
Monolithic Power Systems	40,082	19,467,026
Paycom Software †	31,797	11,013,845
SkyWater Technology *, †	44,536	482,325
Trade Desk Class A †	87,785	6,079,111
Trimble †	126,847	9,150,742
Tyler Technologies †	25,774	11,466,595
Universal Display	52,630	8,786,578
Workiva †	60,444	7,132,392
		185,161,704
Technology — 6.18%
Guidewire Software †	86,837	8,216,517
Keysight Technologies †	72,240	11,411,753
Q2 Holdings †	59,363	3,659,729
Teradyne *	112,758	13,331,378
		36,619,377
Total Common Stocks (cost $428,425,071)		591,042,920

NQ-IV075 [3/22] 5/22 (2218271)    1

Schedule of investments
Delaware Ivy VIP Mid Cap Growth (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 0.57%
Money Market Mutual Fund — 0.57%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	3,373,190	$ 3,373,190
Total Short-Term Investments (cost $3,373,190)		3,373,190

Total Value of Securities Before Options Written—100.30% (cost $431,798,261)		594,416,110

Securities Lending Collateral — 0.76%
Money Market Mutual Fund — 0.76%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	4,498,247	4,498,247
Total Securities Lending Collateral (cost $4,498,247)		4,498,247
	Number of contracts
Options Written — (0.05%)
Equity Call Options — (0.05%)
Shutterstock, strike price $110, expiration date 5/20/22, notional amount $(1,771,000)†	(161)	(275,310)
Total Options Written (premium received $439,892)		$(275,310)

Value (US $)

Obligation to Return Securities Lending Collateral — (0.76%)	(4,498,247)
Liabilities Net of Receivables and Other Assets — (0.25%)	(1,501,055)
Net Assets Applicable to 38,629,022 Shares Outstanding—100.00%	$592,639,745
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $31,403,972 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $28,357,734.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV075 [3/22] 5/22 (2218271)